SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.                   SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, the Company adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Company, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Company on October 16, 2008. On May 28, 2009, the Company adopted a new stock option plan (the “2008 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Company,  subject to different vesting requirements. On May 20, 2010, the Company adopted a new stock option plan (the “2010 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Company,  subject to different vesting requirements. On June 20, 2011, the Company adopted a new stock option plan (the “2011 Plan”) which allows the Company to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Company,  subject to different vesting requirements. On July 2, 2012, the Company approved amendments to the 2011 plan which provide, in effect, that the maximum aggregate number of ordinary shares that may be issued pursuant to all awards (the “Award Pool”) under the 2011 plan shall be equal to five percent of the total issued and outstanding ordinary shares as of July 2, 2012; provided that, the ordinary shares reserved in the Award Pool shall be increased automatically if and whenever the unissued ordinary shares reserved in the Award Pool accounts for less than one percent of the total then issued and outstanding ordinary shares, as a result of which increase the unused ordinary shares reserved in the Award Pool immediately after each such increase shall equal to five percent of the then issued and outstanding ordinary shares.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

The 2007 and 2008 Option Plans each contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of eight to nine from the option grant date and have four different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second, third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date; or 4) vest one-third on the first, second and third anniversaries of the stated vesting commencement date.

On February 26, 2011 and August 9, 2011, the Company’s Board of Directors authorized the accelerated vesting of 800,000 share options that were issued under the 2008 Plan to two employees upon their resignation from the Company.  Net incremental stock based compensation of RMB1,776,000 was recognized on the date of modification.

On January 1, 2012, the Company’s Board of Directors approved to modify the exercise price of options granted under the 2010 Plan and 2011 Plan from US$0.41 to US$0.24.  The Company recognized an incremental costs of RMB3,121,300 (US$501,000) on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

On March 26, 2013, the Company’s Board of Directors authorized the accelerated vesting of 2,758,336 share options that were issued under 2011 Plan to one employee upon her resignation from the Company. The originally measured compensation cost of RMB2,948,000 (US$487,000) was reversed and the fair value of the award on the modification date of RMB1,676,000 (US$277,000) was recognized on the modification date.

During the years ended December 31, 2011, 2012 and 2013, the Company granted 25,954,666, 2,130,000 and 9,471,008 options, respectively, to a combination of employees, consultants and directors of the Company at exercise prices ranging from US$0.24 to US$0.41. As of December 31, 2013, options to purchase 37,911,574 of ordinary shares were outstanding and options to purchase 3,717,467 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

(a)                       Options Granted to Employees

The following table summarized the Company’s employee share option activity under the Option Plans:

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2012	40,285,702	0.33	8.58	1,035

Granted	2,130,000	0.27
Exercised	(2,406,272)	0.22
Forfeited	(3,494,672)	0.30

Outstanding, December 31, 2012	36,514,758	0.22	7.70	840

Vested and expected to vest at December 31, 2012	36,514,758	0.22	7.70	840

Exercisable at December 31, 2012	15,410,254	0.19	7.16	840

Granted	9,471,008	0.24
Exercised	(11,277,280)	0.20
Forfeited	(2,304,912)	0.24

Outstanding, December 31, 2013	32,403,574	0.23	6.78	10,479

Vested and expected to vest at December 31, 2013	32,403,574	0.23	6.78	10,479

Exercisable at December 31, 2013	17,824,031	0.21	7.16	6,211

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2013 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2013 of US$8.91 per ADS (equivalent to US$0.56 per ordinary share). The total intrinsic value of stock options exercised during the years ended December 31, 2011, 2012 and 2013 was US$3.47 million, US$0.44 million and US$2.56 million, respectively.

RMB26,956,000, RMB16,088,000 and RMB11,852,000 (US$1,958,000) were recorded as share-based compensation expenses in captions consistent with the payroll cost classification of the grantees, during the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, there was RMB 12,818,000 (US$ 2,117,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the accelerated method over the remaining vesting periods of different tranches, ranging from 0.25 years to 4 years.

The Company calculated the estimated fair value of the options granted in 2011, 2012 and 2013 using the binomial option pricing model with the following assumptions:

	June 20, 2011	May 21, 2012	July 8, 2013

Suboptimal exercise factor	2.2	2.2	2.8
Risk-free interest rates	2.21%	1.73%	2.66%
Expected volatility	71.2%	67.5%	61.26%
Expected dividend yield	0%	0%	0%
Weighted average fair value of share option	0.236	0.166	0.141

The total fair value of options vested during the years ended December 31, 2011, 2012 and 2013 was RMB36,918,136, RMB2,202,839, and RMB3,458,482 (US$571,301), respectively.

(b)         Restricted Shares Award Granted to Employees

The Company issued 8,448,992 shares of restricted shares to the employees and directors on July 8, 2013 under 2011 Plan.  60% of the restricted shares shall become vested on each of June 1, 2014, 2015 and 2016, respectively. The remaining 40% of the restricted shares will grade vest on June 1, 2014 and 2005, and shall be subject to the achievement of certain performance targets, with 50% based on fiscal year 2013 revenue and the other 50% based on 2013 EBIDTA.

The cost of the restricted shares awards is determined using the fair value (determined based on the fair market value of the Company’s ordinary shares on the grant date, or if the grant date is not a trading day then the immediately preceding trading date), net of expected forfeitures.

The following table summarized the Company’s restricted shares award issued under 2011 Plan:

	Number of ordinary shares	Weighted average grant date fair value
		(US$)

Outstanding, January 1, 2013	—

Granted	8,448,992	0.24
Vested	—
Forfeited	(1,689,798)	0.24

Outstanding, December 31, 2013	6,759,194	0.24

Vested and expected to vest at December 31, 2013	6,759,194	0.24

(c)                       Share options issued to non-employees

The Company granted 1,100,000 options to non-employees on June 20, 2011, which were immediately vested upon grant, with the exercise price of each option at US$0.41. The weighted average exercise price of each option was US$0.16. As of December 31, 2012, there were 3,028,000 options outstanding and exercisable.

The Company records share-based compensation expenses on the grant date equal to the estimated fair-value of the share options at the measurement date. The estimated fair-value of the options granted to non-employees in 2011 at grant date was determined to be RMB1,615,000 which was recorded in sales and marketing expenses and general and administrative expenses.

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2013 was calculated based on the closing price of the Company’s ordinary shares.  On December 31, 2013 of US$8.91 per ADS (equivalent to US$0.56 per ordinary shares). As of December 31, 2013, the Company has options issued to non-employees outstanding to purchase an aggregate of 3,028,000 shares with an exercise price below the closing price of the Company’s ordinary shares on December 31, 2013, resulting in an aggregate intrinsic value of RMB 7,487,000 (US$1,237,000).

A total compensation expense relating to all options and restricted shares award recognized for the years ended December 31, 2011, 2012 and 2013 is as follows:

	2011	2012	2013
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	4,047	2,896	1,665	275
Sales and marketing expenses	9,669	6,917	3,853	636
General and administration expenses	8,968	3,219	3,833	633
Research and development expenses	4,272	3,056	2,501	413
	26,956	16,088	11,852	1,957